Schedule of operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs	$ 134,761	$ 74,836	$ 78,962
Credit analysis and collection costs	59,869	34,089	23,862
Customer services	55,045	39,563	25,198
Salaries and associated benefits	213,135	111,729	74,924
Credit and debit card issuance costs	39,156	17,896	46,255
Share-based compensation	225,445	56,273	18,511
Specialized services expenses	29,200	17,429	17,311
Other personnel costs	20,982	12,088	13,500
Depreciation and amortization	17,339	7,430	5,073
Marketing expenses	71,775	16,479	38,940
Others	36,374	31,123	34,681
Total	903,081	418,935	377,217
Customer Support And Operations [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs	70,928	45,725	56,502
Credit analysis and collection costs	34,026	21,737	11,498
Customer services	48,122	34,075	21,027
Salaries and associated benefits	19,898	13,862	12,395
Credit and debit card issuance costs	13,711	6,074	10,350
Share-based compensation
Specialized services expenses
Other personnel costs	2,253	1,827	2,257
Depreciation and amortization	1,217	79
Marketing expenses
Others	354	571	1,538
Total	190,509	123,950	115,567
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs	63,833	29,111	22,460
Credit analysis and collection costs	25,843	12,352	12,364
Customer services	6,923	5,488	4,171
Salaries and associated benefits	185,715	95,060	59,829
Credit and debit card issuance costs	25,445	11,822	35,905
Share-based compensation	225,445	56,273	18,511
Specialized services expenses	29,200	17,429	17,311
Other personnel costs	18,452	10,121	11,066
Depreciation and amortization	16,122	7,351	5,073
Marketing expenses
Others	31,923	21,017	13,229
Total	628,901	266,024	199,919
Marketing [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs
Credit analysis and collection costs
Customer services
Salaries and associated benefits	7,522	2,807	2,700
Credit and debit card issuance costs
Share-based compensation
Specialized services expenses
Other personnel costs	277	140	177
Depreciation and amortization
Marketing expenses	71,775	16,479	38,940
Others
Total	79,574	19,426	41,817
Other Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Infrastructure and data processing costs
Credit analysis and collection costs
Customer services
Salaries and associated benefits
Credit and debit card issuance costs
Share-based compensation
Specialized services expenses
Other personnel costs
Depreciation and amortization
Marketing expenses
Others	4,097	9,535	19,914
Total	$ 4,097	$ 9,535	$ 19,914